FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 12,366	$ 10,851
Interest-bearing liabilities	30,180	28,080
Lease liabilities	1,634	1,377
Decommissioning liabilities, other provisions and post-employment benefits	2,709	2,306
Unearned premiums	1,889	1,625	$ 0
Loans and notes payable	73	210
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	9,023	8,406
Interest-bearing liabilities	2,879	2,184
Lease liabilities	238	229
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	480	343
Interest-bearing liabilities	2,617	1,786
Lease liabilities	219	152
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	796	454
Interest-bearing liabilities	11,927	7,713
Lease liabilities	445	393
5+ Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	2,067	1,648
Interest-bearing liabilities	12,757	16,397
Lease liabilities	$ 732	$ 603